S000083701 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
DoubleLine Fortune 500 Equal Weight ETF | DoubleLine Fortune 500 Equal Weight ETF
Prospectus [Line Items]
Annual Return [Percent]	14.27%